Subsequent Events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20: SUBSEQUENT EVENTS

Subsequent to March 31, 2020, the Company had the following transactions:

On April 15, 2020, the Company granted 200 warrants with an exercise price of $0.73 per share to extend the maturity date of the Senior Secured Debt acquired in the Banner Midstream acquisition to May 31, 2020.

On April 15, 2020, the Company granted 50 warrants with an exercise price of $0.73 to extend the maturity date of the Senior Secured Debt acquired in the Banner Midstream acquisition to May 31, 2020. The Company does not believe this transaction constitutes an accounting extinguishment of debt due to a material modification of the debt instrument.

On April 15 and 16, 2020, the Company received $438 in proceeds in a loan provided by Trend Discovery SPV I. Since they were the borrower and responsible for repayment of these amounts the Company granted 1,000 warrants at $0.73 for collateral for the loan. In addition, on May 29, 2020, the Company issued 521 shares of common stock in conversion of $380 of loans payable and accrued interest. The conversion was done at $0.73 per share and resulted in a loss on conversion of $1,027.

On April 16, 2020, the Company received $386 in Payroll Protection Program funding related to Ecoark Holdings, and the Company also received on April 13, 2020, $1,482 in Payroll Protection Program funds for Pinnacle Frac LLC, a subsidiary of Banner Midstream.

On May 1, 2020, an institutional investor elected to convert its remaining shares of Series B Preferred shares into 161 common shares.

On April 1 and May 5, 2020, two institutional investors elected to convert their 1 Series C Preferred share into 1,379 common shares.

On May 6, 2020, the Company granted 100 non-qualified stock options to a consultant.

On May 8 and May 14, the Company issued 25 and 35 shares of common stock for the extension of this not and accrued interest valued at $45. The Company recognized a loss of $13 on this issuance and conversion

On May 10, 2020, the Company entered into letter agreements with accredited institutional investors holding 1,379 warrants issued on November 13, 2019 with an exercise price of $0.725 and holding 5,882 warrants with and exercise price of $0.90 (collectively, the "Existing Warrants"). The Existing Warrants have been registered for resale pursuant to a registration statement on Form S-1 (File No. 333-235456). In consideration for the investors exercising in full all of the Existing Warrants on or before May 18, 2020, the Company has agreed to issue the investors new warrants pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, to purchase up to a number of shares of common stock equal to 100% of the number of shares issued upon the exercise of the $0.90 warrants pursuant to the warrant exercise , which the new warrants substantially in the form of the original $0.90 warrants, except for the exercise price which will be $1.10. Between May 11, 2020 and May 18, 2020, the Company received $6,294 from the cash exercise of these Existing Warrants.

Between May 11 and June 15, 2020, (a) the Company repaid long-term debt of $2,851 in cash; (b) converted $397 in long-term debt, plus $35 in accrued interest into 592 shares of common stock, and recorded a loss on conversion of $408 on this transaction; (c) repaid $140 in cash and converted $17 of amounts due to prior owners into 23 shares of common stock, and recorded a loss on conversion of $16 on this transaction; (d) converted $200 in long-term debt and $15 in accrued interest into 295 shares of common stock, and recorded a loss on conversion of $213 on this transaction; (e) repaid $3 and converted $507 of a vendor payable into 461 shares of common stock, and recorded a loss on conversion of $161 on this transaction; and (f) repaid $75 in cash and converted $825 in amounts due to prior owners into 1,130 shares of common stock, and recorded a loss on conversion of $350 on this transaction.

On May 26, 2020 the Company issued 5 shares of common stock for the conversion of an accrued expense valued at $4. The Company recognized a loss of $4 on this conversion.

Between May 29, 2020 and June 22, 2020, 319 non-qualified stock options were exercised for proceeds of $203.

Between May 29, 2020 and June 3, 2020, 127 2017 Omnibus stock options were exercised for proceeds of $117.

On June 6, 2020 the Board Compensation Committee approved the modification of an executive's stock option as allowable by the Company's 2013 Incentive Stock Option Plan and 2017 Omnibus Stock Plan to amend the strike price of the executive's 3,363 stock option grant from $2.60 per share to $0.73 per share.

On June 11, 2020, the Company acquired certain energy assets from SR Acquisition I, LLC for $1 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-in with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.

On June 18, 2020, the Company acquired certain energy assets from SN TMS, LLC for $1 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of wells, active mineral leases, and drilling production materials and equipment.

Between June 19 and June 22, 2020, there were 395 warrants exercised for $399. Of these 400 warrants, 187 of them were cashless exercises.

The recent outbreak of COVID-19, which has been declared by the World Health Organization to be a pandemic, has spread across the globe and is impacting worldwide economic activity. A pandemic, including COVID-19, or other public health epidemic poses the risk that the Company or its employees, suppliers, and other partners may be prevented from conducting business activities at full capacity for an indefinite period of time, including due to spread of the disease within these groups or due to shutdowns that may be requested or mandated by governmental authorities. While it is not possible at this time to estimate the impact that COVID-19 could have on the Company's business, the continued spread of COVID-19 and the measures taken by the governments of countries affected and in which the Company operates could disrupt the operation of the Company's business. The COVID-19 outbreak and mitigation measures may also have an adverse impact on global economic conditions, which could have an adverse effect on the Company's business and financial condition, including on its potential to conduct financings on terms acceptable to the Company, if at all. In addition, the Company may take temporary precautionary measures intended to help minimize the risk of the virus to its employees, including temporarily requiring all employees to work remotely, and discouraging employee attendance at in-person work-related meetings, which could negatively affect the Company's business. The extent to which the COVID-19 outbreak impacts the Company's results will depend on future developments that are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of the virus and the actions to contain its impact.